Investments Accounted for Using the Equity Method	12 Months Ended
Mar. 31, 2021
Equity Method Investments [Abstract]
Investments Accounted for Using the Equity Method	Investments Accounted for Using the Equity Method
Teva Takeda Pharma
Teva Takeda Pharma Ltd. (“Teva Takeda Pharma”) is a business venture of Takeda and Teva Pharmaceutical Industries Ltd. (“Teva”) headquartered in Israel.
On April 1, 2016, Takeda sold its off-patented and long-listed products business in Japan to Teva Takeda Yakuhin Ltd. (“Teva Takeda Yakuhin”), a subsidiary of Teva Takeda Pharma, and received 49.0% of shares of Teva Takeda Pharma as consideration for the business. The remainder of Teva Takeda Pharma is owned by a subsidiary of Teva. The long-listed products business had a book value of 3,755 million JPY on the date of disposal. Takeda has significant influence over Teva Takeda Pharma and has applied the equity method. Takeda accounted for the transaction based on IAS 28, Investments in Associates and Joint Ventures. Under this accounting, Takeda recognized a gain for the difference between the fair value consideration received (shares of Teva Takeda Pharma) and the carrying value of the business to the extent it had disposed of the business and it deferred the remainder of the gain representing 49% of such difference. The deferred gain is amortized over 15 years, which is the same period as the intangible assets identified in the purchase price allocation. The amortization of the gain is recorded in other operating income.
Teva Takeda Pharma, which continues its generics business, and Teva Takeda Yakuhin, which operates the long-listed products business and its generics business, are jointly engaged in business in Japan. Takeda recognizes revenue for product sales of goods related to its supply of the long-listed products, to Teva Takeda Yakuhin and service revenue for its distribution using its channel to deliver products including generic products of Teva Takeda Pharma and Teva Takeda Yakuhin, to healthcare providers.
The condensed financial statements of Teva Takeda Pharma and Teva Takeda Yakuhin is as follows:

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Revenue	¥89,686	¥79,987	¥68,788
Net loss for the year	(87,106)	(49,443)	(20,214)
Other comprehensive income (loss)	—	—	—
Total comprehensive loss for the year	(87,106)	(49,443)	(20,214)
Total comprehensive loss for the year (49.0%)	(42,682)	(24,227)	(9,905)
Other	211	32	14
Takeda’s share of comprehensive loss for the year	¥(42,471)	¥(24,195)	¥(9,891)

	JPY (millions) As of March 31
	2020	2021
Non-current assets	¥93,221	¥72,175
Current assets	114,827	118,771
Non-current liabilities	(11,365)	(7,028)
Current liabilities	(17,631)	(14,186)
Equity	¥179,052	¥169,732
Takeda’s share of equity (49.0%)	¥87,735	¥83,169
Goodwill	10,921	5,583
Deferred gain	(24,689)	(22,096)
Carrying amount of investments accounted for using the equity method	¥73,967	¥66,656
Net loss for the year of Teva Takeda Pharma and Teva Takeda Yakuhin for the years ended March 31, 2020 and 2021 included impairment losses of 68,546 million JPY and 36,049 million JPY, of which 30,070 million JPY and 14,793 million JPY represent Takeda’s share, respectively.
The impairment loss for the year ended March 31, 2020 was due to the changes in the business environment such as the Drug Pricing Reform, while the impairment loss for the year ended March 31, 2021 was recorded resulting from the reassessment of the recoverable amount of relevant assets triggered by the decision Teva Takeda Pharma made to divest a part of generic business and a manufacturing plant, as well as by a revision of forecast in the long-listed drug business.
There were no dividends received from Teva Takeda Pharma for the years ended March 31, 2020 and 2021. Teva Takeda Pharma cannot distribute its profits without the consent from the two venture partners.
Associates that are individually immaterial to Takeda
Financial information for associates, which are individually immaterial to Takeda, is as follows: These amounts are based on the ownership interests of Takeda.

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Net profit (loss) for the year	¥(1,156)	¥208	¥9,967
Other comprehensive income (loss)	(94)	(181)	(299)
Total comprehensive income (loss) for the year	¥(1,250)	¥27	¥9,668
The carrying amount of the investments in associates, which are individually immaterial to Takeda, is as follows:

	JPY (millions) As of March 31
	2020	2021
Carrying amount of investments accounted for using the equity method	¥33,367	¥45,812